Group employees (Tables)	12 Months Ended
Dec. 31, 2025
Number and average number of employees [abstract]
Summary of Average Number of Persons Employed by Group and Associates

	2025 Number	2024 Number
U.S.	4,377	4,021
AME	32,747	31,090
APMEA	13,166	13,098
Subsidiary undertakings	50,290	48,209
Associates	24,293	26,408
	74,583	74,617